United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-07925

(Investment Company Act File Number)

Wesmark Funds
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7010
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

Todd P. Zerega, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  1/31/09

Date of Reporting Period:  Quarter ended 4/30/08

Item 1.                      Schedule of Investments

Wesmark Balanced Fund

Portfolio of Investments

April 30, 2008 (unaudited)

Shares or Principal Amount			Value
COMMON STOCKS--63.3%
		AEROSPACE/DEFENSE--1.8%
10,000		Curtiss Wright Corp.	$474,900
6,000		DRS Technologies, Inc.	374,640
4,500	(1)	MOOG, Inc., Class A	193,995
		TOTAL	1,043,535
		ASSET MANAGEMENT--1.0%
6,000		Franklin Resources, Inc.	570,900
		AUTO/TRUCK-ORIG.--0.7%
8,000		BorgWarner, Inc.	393,200
		BANKS-MAJOR REGIONAL--2.7%
15,000		Bank of New York Mellon Corp.	652,950
8,000		PNC Financial Services Group	554,800
10,000		Wells Fargo & Co.	297,500
		TOTAL	1,505,250
		BEVERAGES-SOFT--1.2%
12,000		Coca-Cola Co.	706,440
		BUILDING-HEAVY CONSTRUCTION--1.7%
7,500		Chicago Bridge & Iron Co., N.V.	298,800
8,000	(1)	Jacobs Engineering Group, Inc.	690,640
		TOTAL	989,440
		CHEMICAL-SPECIALTY--0.7%
15,000		Corning, Inc.	400,650
		CHEMICALS--0.6%
2,000		Potash Corp. of Saskatchewan, Inc.	367,900
		CHEMICALS-DIVERSIFIED--2.9%
10,000		Air Products & Chemicals, Inc.	984,300
7,700		Airgas, Inc.	370,601
7,000		Dow Chemical Co.	281,050
		TOTAL	1,635,951
		CLEANING PRODUCTS--1.8%
15,000		Procter & Gamble Co.	1,005,750
		CLOSED END FUNDS—3.3%
12,000		Amex Utilities Select Index	478,560
4,800		iShares Dow Jones US Healthcare Sector	304,992
14,000		iShares MSCI EAFE Index Fund	1,061,340
		TOTAL	1,844,892
		COMPUTER SOFTWARE--1.4%
6,000	(1)	Autodesk, Inc.	228,000
27,000	(1)	Oracle Corp.	562,950
		TOTAL	790,950
		COMPUTERS--0.5%
1,500	(1)	Apple, Inc.	260,925
		COMPUTERS-MAINFRAME--1.9%
9,000		IBM Corp.	1,086,300
		COMPUTERS-MINI--0.7%
8,000		Hewlett-Packard Co.	370,800
		DIVERSIFIED OPERATIONS--2.7%
25,000		General Electric Co.	817,500
12,000		Textron Inc.	732,120
		TOTAL	1,549,620
		ENGINEERING SERVICES--0.5%
6,500	(1)	URS Corp.	262,210
		FIBER OPTICS--1.0%
16,000	(1)	CIENA Corp.	540,960
		FINANCE - INVESTMENT BANKER/BROKER--0.3%
1,000		Goldman Sachs Group, Inc.	191,370
		FOOD - MAJOR DIVERSIFIED--2.3%
12,000		Archer-Daniels-Midland Co.	528,720
12,000		ConAgra, Inc.	282,720
10,000		Kellogg Co.	511,700
		TOTAL	1,323,140
		INDEPENDENT OIL & GAS—1.2%
3,500		Occidental Petroleum Corp.	291,235
6,000		XTO Energy, Inc.	371,160
		TOTAL	662,395
		INFORMATION TECHNOLOGY-SOFTWARE--0.7%
14,500	(1)	Activision, Inc.	392,225
		INSTRUMENTS-CONTROL--1.8%
10,000		Honeywell International, Inc.	594,000
7,000		Roper Industries, Inc.	434,840
		TOTAL	1,028,840
		INSURANCE PROPERTY & CASUALTY--1.6%
7,000		Ace Ltd.	422,030
10,000		American International Group, Inc.	462,000
		TOTAL	884,030
		INTERNET SOFTWARE & SERVICES--0.6%
600	(1)	Google Inc.	344,574
		MACHINERY-CONSTRUCTION & MINING--0.4%
3,000		Caterpillar, Inc.	245,640
		MACHINERY-ELECTRICAL--0.7%
8,000		Emerson Electric Co.	418,080
		MACHINERY-FARM--0.9%
6,000		Deere & Co.	504,420
		MACHINES - GENERAL INDUSTRIAL--1.2%
7,000		Cooper Industries Ltd., Class A	296,730
3,000		Flowserve Corp.	372,270
		TOTAL	669,000
		MEDICAL - DRUGS--0.4%
4,000		Allergan, Inc.	225,480
		MEDICAL APPLIANCES & EQUIPMENT--0.4%
5,000	(1)	Arthrocare Corp.	225,300
		MEDICAL PRODUCTS & SUPPLY--2.0%
5,000		Johnson & Johnson	335,450
12,000		Stryker Corp.	777,960
		TOTAL	1,113,410
		MINING - MISCELLANEOUS--0.4%
3,500		Peabody Energy Corp.	213,955
		MONEY CENTER BANKS--0.5%
12,000		Citigroup, Inc.	303,240
		NETWORKING PRODUCTS--1.8%
40,000	(1)	Cisco Systems, Inc.	1,025,600
		OIL & GAS DRILLING--1.4%
8,000		ENSCO International, Inc.	509,840
2,098	(1)	Transocean Sedco Forex, Inc.	309,371
		TOTAL	819,211
		OIL FIELD-MACHINERY & EQUIPMENT--2.9%
8,000	(1)	Cameron International Corp.	393,840
8,000	(1)	FMC Technologies, Inc.	537,600
4,000	(1)	National-Oilwell, Inc.	273,800
5,500	(1)	Weatherford International Ltd.	443,685
		TOTAL	1,648,925
		OIL- EXPLORATION & PRODUCTION--1.2%
5,000		Apache Corp.	673,400
		REIT-EQUITY--1.1%
12,000		Duke Realty Corp.	293,040
7,000		Health Care REIT, Inc.	339,150
		TOTAL	632,190
		RESTAURANTS--1.1%
10,000		McDonald's Corp.	595,800
		RETAIL DISCOUNT--0.8%
15,000		TJX Cos., Inc.	483,300
		RETAIL-APPAREL & SHOES--0.5%
15,000		American Eagle Outfitters, Inc.	275,550
		RETAIL-MISCELLANEOUS--1.3%
11,000		American Express Co.	528,220
10,000		PetSmart, Inc.	223,800
		TOTAL	752,020
		RETAIL-REGIONAL DEPARTMENT--1.3%
15,000	(1)	Kohl's Corp.	732,750
		SEMICONDUCTOR - BROAD LINE--1.0%
25,000		Intel Corp.	556,500
		TELECOMMUNICATIONS EQUIPMENT--0.8%
8,000		Harris Corp.	432,240
		TEXTILE APPAREL--0.6%
10,000	(1)	Coach, Inc.	355,700
		TOBACCO--0.6%
5,000		Altria Group, Inc.	100,000
5,000	(1)	Philip Morris International, Inc.	255,150
		TOTAL	355,150
		TRANSPORTATION-RAIL--1.4%
8,000		Burlington Northern Santa Fe Corp.	820,400
		UTILITY-ELECTRIC POWER--1.6%
13,000		Black Hills Corp.	507,130
13,000		MDU Resources Group, Inc.	375,310
		TOTAL	882,440
		UTILITY-TELEPHONE--1.4%
20,000		AT&T, Inc.	774,200
TOTAL COMMON STOCKS (IDENTIFIED COST $32,270,970)			35,886,148
PREFERRED STOCKS--1.8%
		BANKS-MAJOR REGIONAL--0.9%
10,000		Bank of America Corp., Pfd., $1.43, Annual Dividend	251,900
10,000		PNC Capital Trust, Pfd., $2.63, Annual Dividend	249,600
		TOTAL	501,500
		DIVERSIFIED FINANCIAL SERVICES--0.4%
10,000		General Electric Capital Corp., Pfd., $1.47, Annual Dividend	249,500
		MONEY CENTER BANKS--0.5%
10,000		Citigroup, Inc., Pfd., $0.45, Annual Dividend	255,136
TOTAL PREFERRED STOCKS (IDENTIFIED COST $1,030,086)			1,006,136
COLLATERALIZED MORTGAGE OBLIGATIONS--4.2%
		FEDERAL HOME LOAN MORTGAGE CORP.--1.8%
$606,736		Federal Home Loan Mortgage Corp., Series 3042, Class DH, 5.00%, 4/15/2024	616,540
386,161		Federal Home Loan Mortgage Corp., Series 3282, Class JE, 5.50%, 1/15/2026	390,147
		TOTAL	1,006,687
		FEDERAL NATIONAL MORTGAGE ASSOCIATION--2.4%
867,371		Federal National Mortgage Association, Series 2003-5, Class EL, 5.00%, 8/25/2022	880,321
464,825		Federal National Mortgage Association, Series 2003-58, Class AP, 4.50%, 2/25/2027	469,170
		TOTAL	1,349,491
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $2,316,433)			2,356,178
(2)COMMERCIAL PAPER--3.5%
		FINANCE - CONSUMER LOANS--3.5%
2,000,000	(3)	American General Finance Inc., 2.85%, 5/19/08 (AT AMORTIZED COST)	1,997,200
CORPORATE BONDS--4.5%
		BEVERAGES/ALCOHOL--1.8%
1,000,000		Anheuser-Busch Cos., Inc., Sr. Note, 5.60%, 3/1/2017	1,024,104
		NETWORKING PRODUCTS--1.8%
1,000,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.50%, 2/22/2016	1,036,838
		RETAIL DISCOUNT--0.9%
500,000		Target Corp., Sr. Unsecd. Note, 5.375%, 5/1/2017	495,589
TOTAL CORPORATE BONDS (IDENTIFIED COST $2,471,464)			2,556,531
MORTGAGE-BACKED SECURITIES--16.4%
		FEDERAL HOME LOAN MORTGAGE CORP.--5.5%
862,617		Federal Home Loan Mortgage Corp., 6.00%, 10/1/2022	889,008
755,642		Federal Home Loan Mortgage Corp., Pool C90984, 6.00%, 8/1/2026	782,703
67,943		Federal Home Loan Mortgage Corp., Pool E84004, 6.00%, 6/1/2016	70,509
654,021		Federal Home Loan Mortgage Corp., Pool G18048, 5.00%, 4/1/2020	659,907
678,851		Federal Home Loan Mortgage Corp., Pool G18083, 5.50%, 11/1/2020	692,089
		TOTAL	3,094,216
		FEDERAL NATIONAL MORTGAGE ASSOCIATION--10.9%
925,179		Federal National Mortgage Association, 5.50%, 10/1/2022	942,642
2,613,470		Federal National Mortgage Association, 5.50%, 11/1/2025	2,677,337
994,680		Federal National Mortgage Association, 6.00%, 3/1/2038	1,018,366
80,078		Federal National Mortgage Association, Pool 254629, 5.00%, 2/1/2010	81,757
504,610		Federal National Mortgage Association, Pool 254831, 5.00%, 8/1/2023	506,376
928,513		Federal National Mortgage Association, Pool 256802, 5.50%, 7/1/2027	949,753
		TOTAL	6,176,231
TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $9,078,749)			9,270,447
GOVERNMENT AGENCY SECURITIES--5.5%
		FEDERAL HOME LOAN MORTGAGE CORP.--5.5%
1,000,000		Federal Home Loan Mortgage Corp., 5.65%, 2/23/2017	1,022,456
1,000,000		Federal Home Loan Mortgage Corp., Unsecd. Note, 6.00%, 7/19/2016	1,053,103
1,000,000		Federal Home Loan Mortgage Corp., Unsecd. Note, Series MTN, 5.45%, 11/21/2013	1,014,850
TOTAL GOVERNMENT AGENCY SECURITIES (IDENTIFIED COST $3,019,938)			3,090,409
MUTUAL FUND--0.6%
366,363	(4)	(5)Prime Obligations Fund, Institutional Shares, 2.87% (AT NET ASSET VALUE)	366,363
TOTAL INVESTMENTS – 99.8% (IDENTIFIED COST $52,551,203)(6)			56,529,412
OTHER ASSETS AND LIABILITIES – NET – 0.2%(7)			115,492
TOTAL NET ASSETS—100%			$56,644,904

(1)	Non-income producing security.
(2)	Each issue shows the rate of discount at time of purchase for discount issues, or the coupon for interest-bearing issues.
(3)	Reflects potential extension period.
(4)	Affiliated company.
(5)	7-Day net yield.
(6)
At April 30, 2008, the cost of investments for federal tax purposes was $52,551,203. The net unrealized appreciation of investments for federal tax purposes was $3,978,209. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,142,317 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,164,108.

(7)	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:
•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Shares of other mutual funds are valued based upon their reported NAVs.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. The Fund normally uses mid evaluations (a price evaluation indicative of a price between the price bid and asked for an investment) for fixed-income securities. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$37,258,647
Level 2 – Other Significant Observable Inputs	19,270,765
Level 3 – Significant Unobservable Inputs	0
Total	$56,529,412

The following acronyms are used throughout this portfolio:

MTN	--Medium Term Note
REIT	--Real Estate Investment Trust

Wesmark Government Bond Fund

Portfolio of Investments

April 30, 2008 (unaudited)

Principal Amount or Shares	Value

COLLATERALIZED MORTGAGE OBLIGATIONS--24.9%
		FEDERAL HOME LOAN MORTGAGE CORP.--20.2%
$2,647,471		Federal Home Loan Mortgage Corp., REMIC, Series 2591 Class CM, 4.000%, 3/15/2033	$2,520,851
3,732,541		Federal Home Loan Mortgage Corp., REMIC, Series 2651 Class JB, 5.000%, 1/15/2018	3,732,988
6,723,090		Federal Home Loan Mortgage Corp., REMIC, Series 3005 Class EG, 5.000%, 8/15/2021	6,822,667
4,247,155		Federal Home Loan Mortgage Corp., REMIC, Series 3042 Class DH, 5.000%, 4/15/2024	4,315,780
6,043,080		Federal Home Loan Mortgage Corp., REMIC, Series 3044 Class HN, 5.000%, 1/15/2024	6,124,340
3,527,407		Federal Home Loan Mortgage Corp., REMIC, Series 3051 Class MC, 5.000%, 10/15/2024	3,569,445
3,712,197		Federal Home Loan Mortgage Corp., REMIC, Series 3197 Class AB, 5.500%, 8/15/2013	3,778,543
5,406,254		Federal Home Loan Mortgage Corp., REMIC, Series 3282 Class JE, 5.500%, 1/15/2026	5,462,059
4,198,323		Federal Home Loan Mortgage Corp., REMIC, Series R010 Class AB, 5.500%, 12/15/2019	4,245,288
		TOTAL	40,571,961
		FEDERAL NATIONAL MORTGAGE ASSOCIATION--4.7%
2,351,746		Federal National Mortgage Association, REMIC, Series 2003-55-Class WA, 4.000%, 3/25/2033	2,257,291
3,758,606		Federal National Mortgage Association, REMIC, Series 2003-5-Class EL, 5.000%, 8/25/2022	3,814,723
3,393,001		Federal National Mortgage Association, REMIC, Series 2005-43-Class PB, 5.000%, 2/25/2034	3,375,154
		TOTAL	9,447,168
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $49,102,257)			50,019,129
GOVERNMENT AGENCY SECURITIES--5.0%
		FEDERAL HOME LOAN BANK--5.0%
5,000,000		Federal Home Loan Bank System, 2.04%, 5/8/2023	4,993,767
5,000,000	(1)	Federal Home Loan Bank System, Discount Note, 2.00%, 5/8/2028	4,992,500
TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $9,986,267)			9,986,267
MORTGAGE-BACKED SECURITIES--68.9%
		FEDERAL HOME LOAN MORTGAGE CORP.--8.2%
2,975,061		Federal Home Loan Mortgage Corp., 5.000%, 1/15/2019	3,031,604
8,177,698		Federal Home Loan Mortgage Corp., 5.500%, 10/1/2026	8,368,341
4,925,813		Federal Home Loan Mortgage Corp., 5.500%, 2/1/2028	4,994,467
		TOTAL	16,394,412
		FEDERAL NATIONAL MORTGAGE ASSOCIATION--60.7%
2,851,126		Federal National Mortgage Association, 5.000%, 6/1/2020	2,876,787
4,741,330		Federal National Mortgage Association, 5.000%, 11/25/2023	4,785,203
3,146,466		Federal National Mortgage Association, 5.000%, 1/1/2025	3,177,144
3,640,357		Federal National Mortgage Association, 5.500%, 6/1/2022	3,712,937
4,028,983		Federal National Mortgage Association, 5.500%, 8/1/2025	4,127,441
13,067,350		Federal National Mortgage Association, 5.500%, 11/1/2025	13,386,683
9,305,305		Federal National Mortgage Association, 5.500%, 11/1/2025	9,532,703
4,005,122		Federal National Mortgage Association, 5.500%, 4/1/2026	4,102,998
6,630,311		Federal National Mortgage Association, 5.500%, 4/1/2026	6,792,339
2,322,750		Federal National Mortgage Association, 5.500%, 4/1/2026	2,379,512
6,463,751		Federal National Mortgage Association, 5.500%, 6/1/2026	6,621,709
8,199,943		Federal National Mortgage Association, 5.500%, 9/1/2026	8,387,517
4,215,955		Federal National Mortgage Association, 5.500%, 1/1/2027	4,312,394
4,606,525		Federal National Mortgage Association, 5.500%, 6/1/2027	4,711,899
4,642,567		Federal National Mortgage Association, 5.500%, 7/1/2027	4,748,766
4,175,896		Federal National Mortgage Association, 6.000%, 1/1/2026	4,327,534
7,368,680		Federal National Mortgage Association, 6.000%, 6/1/2026	7,636,255
2,269,476		Federal National Mortgage Association, 6.000%, 7/1/2026	2,351,886
8,416,854		Federal National Mortgage Association, 6.000%, 8/1/2026	8,709,339
4,512,546		Federal National Mortgage Association, 6.000%, 6/1/2027	4,669,357
4,597,893		Federal National Mortgage Association, 6.000%, 7/1/2027	4,757,670
5,538,057		Federal National Mortgage Association, 6.000%, 8/1/2027	5,730,504
		TOTAL	121,838,577
TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $134,100,162)			138,232,989
PREFERRED STOCK--0.5%
		UTILITY-ELECTRIC POWER--0.5%
40,000		Tennessee Valley Authority, 6/1/2028, Pfd., $1.37, Annual Dividend (IDENTIFIED COST $1,020,831)	1,004,000
MUTUAL FUND--0.7%
1,472,490	(2)	(3) Prime Obligations Fund, Institutional Shares, 2.87% (AT NET ASSET VALUE)	1,472,490
TOTAL INVESTMENTS –100.0% (IDENTIFIED COST $195,682,007)(4)			200,714,875
OTHER ASSETS AND LIABILITIES –NET – (0.0)%(5)			(31,251)
TOTAL NET ASSETS –100%			$200,683,624

(1)	The issue shows the rate of discount at the time of purchase.
(2)	Affiliated company.
(3)	7-Day net yield.
(4)
At April 30, 2008, the cost of investments for federal tax purposes was $195,682,007. The net unrealized appreciation of investments for federal tax purposes was $5,032,868.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,128,135 and net unrealized depreciation from investments for those securities having an excess of cost over value of $95,267.

(5)	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:
•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
•	Shares of other mutual funds are valued based upon their reported NAVs.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. The Fund normally uses mid evaluations (a price evaluation indicative of a price between the price bid and asked for an investment) for fixed-income securities. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$2,476,490
Level 2 – Other Significant Observable Inputs	198,238,385
Level 3 – Significant Unobservable Inputs	0
Total	$200,714,875

The following acronym is used throughout this portfolio:

REMIC	--Real Estate Mortgage Investment Conduit

Wesmark Growth Fund

Portfolio of Investments

April 30, 2008 (unaudited)

Shares or Principal Amount			Value
COMMON STOCKS--94.4%
		ADVERTISING AGENCIES--1.4%
80,000		Omnicom Group, Inc.	3,819,200
		AEROSPACE/DEFENSE--3.0%
50,000		Curtiss Wright Corp.	2,374,500
40,000		DRS Technologies, Inc.	2,497,600
75,000	(1)	MOOG, Inc., Class A	3,233,250
		TOTAL	8,105,350
		BANKS-MAJOR REGIONAL--3.9%
200,000		Bank of New York Mellon Corp.	8,706,000
65,000		Wells Fargo & Co.	1,933,750
		TOTAL	10,639,750
		BEVERAGES-SOFT--1.6%
75,000		Coca-Cola Co.	4,415,250
		BUILDING-HEAVY CONSTRUCTION--3.0%
85,000		Chicago Bridge & Iron Co., N.V.	3,386,400
55,000	(1)	Jacobs Engineering Group, Inc.	4,748,150
		TOTAL	8,134,550
		BUSINESS SERVICES--1.8%
75,000		Accenture Ltd.	2,816,250
35,000	(1)	FTI Consulting, Inc.	2,240,000
		TOTAL	5,056,250
		CABLE TELEVISION--0.4%
25,000	(1)	DIRECTV Group, Inc.	616,000
20,000	(1)	DISH Network Corp., Class A	596,800
		TOTAL	1,212,800
		CHEMICAL-SPECIALTY--1.8%
180,000		Corning, Inc.	4,807,800
		CHEMICALS-DIVERSIFIED--4.8%
75,000		Air Products & Chemicals, Inc.	7,382,250
50,000		Airgas, Inc.	2,406,500
70,000		Ecolab, Inc.	3,217,200
		TOTAL	13,005,950
		CLEANING PRODUCTS--0.9%
35,000		Procter & Gamble Co.	2,346,750
		COMPUTER SOFTWARE--2.7%
45,000	(1)	Autodesk, Inc.	1,710,000
275,000	(1)	Oracle Corp.	5,733,750
		TOTAL	7,443,750
		COMPUTER-STORAGE DEVICES--0.2%
25,000	(1)	Sandisk Corp.	677,250
		COMPUTERS--1.7%
25,000	(1)	Apple, Inc.	4,348,750
3,000	(1)	Research in Motion Ltd.	364,890
		TOTAL	4,713,640
		COMPUTERS-MAINFRAME--3.3%
75,000		IBM Corp.	9,052,500
		COSMETICS & TOILETRIES--1.0%
60,000		Avon Products, Inc.	2,341,200
20,000		L'Oreal SA, ADR	474,400
		TOTAL	2,815,600
		DIVERSIFIED OPERATIONS--6.8%
400,000		General Electric Co.	13,080,000
90,000		Textron Inc.	5,490,900
		TOTAL	18,570,900
		ENGINEERING SERVICES--1.5%
14,000		Fluor Corp.	2,140,180
10,000	(1)	Foster Wheeler Ltd.	636,900
35,000	(1)	URS Corp.	1,411,900
		TOTAL	4,188,980
		FEDERAL NATIONAL MORTGAGE ASSOCIATION--0.2%
20,000		Federal National Mortgage Association	566,000
		FIBER OPTICS--1.5%
120,000	(1)	CIENA Corp.	4,057,200
		FINANCE - INVESTMENT BANKER/BROKER--0.2%
15,000		Lehman Brothers Holdings, Inc.	663,600
		FOOD - MAJOR DIVERSIFIED--1.8%
85,000		Archer-Daniels-Midland Co.	3,745,100
50,000		ConAgra, Inc.	1,178,000
		TOTAL	4,923,100
		FOOD ITEMS - WHOLESALE--0.4%
40,000		Sysco Corp.	1,222,800
		FOOD-MISCELLANEOUS/DIVERSIFIED--1.6%
19,000		Nestle SA, ADR	2,277,625
65,000		Unilever N.V., ADR	2,180,100
		TOTAL	4,457,725
		HOTELS & MOTELS--0.5%
40,000		Marriott International, Inc., Class A	1,372,000
		INDEPENDENT OIL & GAS--1.2%
60,000		El Paso Corp.	1,028,400
35,000		XTO Energy, Inc.	2,165,100
		TOTAL	3,193,500
		INFORMATION TECHNOLOGY-SOFTWARE--0.5%
55,000	(1)	Activision, Inc.	1,487,750
		INSTRUMENTS - SCIENTIFIC--1.2%
55,000	(1)	Waters Corp.	3,380,300
		INSTRUMENTS-CONTROL—1.9%
45,000		Honeywell International, Inc.	2,673,000
75,000		Woodward Governor Co.	2,634,750
		TOTAL	5,307,750
		INSURANCE - BROKERS--0.5%
50,000		Marsh & McLennan Cos., Inc.	1,379,500
		INSURANCE PROPERTY & CASUALTY--2.9%
65,000		Ace Ltd.	3,918,850
85,000		American International Group, Inc.	3,927,000
		TOTAL	7,845,850
		INTERNET SERVICES--0.4%
30,000	(1)	Akamai Technologies, Inc.	1,073,100
		INTERNET SOFTWARE & SERVICES--0.6%
2,700	(1)	Google Inc.	1,550,583
		MACHINERY-ELECTRICAL--3.1%
160,000		Emerson Electric Co.	8,361,600
		MACHINERY-FARM--2.5%
80,000		Deere & Co.	6,725,600
		MACHINES - GENERAL INDUSTRIAL--2.9%
65,000		Cooper Industries Ltd., Class A	2,755,350
15,000		Flowserve Corp.	1,861,350
55,000		Nordson Corp.	3,246,650
		TOTAL	7,863,350
		MEDICAL INSTRUMENTS & SUPPLIES--0.4%
30,000	(1)	Mindray Medical International Ltd., ADR	1,020,000
		MEDICAL PRODUCTS & SUPPLY--0.4%
15,000		Johnson & Johnson	1,006,350
		MEDICAL/DENTAL - SUPPLIES--0.9%
50,000		Covidien Ltd.	2,334,500
		MONEY CENTER BANKS--0.4%
40,000		Citigroup, Inc.	1,010,800
		NETWORKING PRODUCTS--3.0%
325,000	(1)	Cisco Systems, Inc.	8,333,000
		OIL & GAS DRILLING--1.9%
80,000		ENSCO International, Inc.	5,098,400
		OIL COMP-EXPLORATION & PRODUCTION--0.6%
20,000		Occidental Petroleum Corp.	1,664,200
		OIL FIELD SERVICES--2.2%
105,000		Halliburton Co.	4,820,550
25,000	(1)	Pride International, Inc.	1,061,250
		TOTAL	5,881,800
		OIL FIELD-MACHINERY & EQUIPMENT--2.9%
30,000	(1)	Cameron International Corp.	1,476,900
60,000	(1)	FMC Technologies, Inc.	4,032,000
30,000	(1)	Weatherford International Ltd.	2,420,100
		TOTAL	7,929,000
		OIL-US EXPLORATION & PRODUCTION--1.5%
30,000		Apache Corp.	4,040,400
		REIT-EQUITY--1.4%
100,000		Duke Realty Corp.	2,442,000
30,000		Health Care REIT, Inc.	1,453,500
		TOTAL	3,895,500
		REIT-MORTGAGE--0.4%
70,000		Annaly Mortgage Management, Inc.	1,173,200
		RESTAURANTS--3.0%
140,000		McDonald's Corp.	8,341,200
		RETAIL DISCOUNT--0.6%
55,000		TJX Cos., Inc.	1,772,100
		RETAIL-APPAREL & SHOES--0.6%
90,000		American Eagle Outfitters, Inc.	1,653,300
		RETAIL-MISCELLANEOUS--1.5%
80,000		American Express Co.	3,841,600
15,000		PetSmart, Inc.	335,700
		TOTAL	4,177,300
		STEEL - PRODUCERS--0.7%
20,000		Nucor Corp.	1,510,000
2,500		United States Steel Corp.	384,875
		TOTAL	1,894,875
		TELECOMMUNICATIONS EQUIPMENT--2.0%
100,000		Harris Corp.	5,403,000
		TEXTILE APPAREL--0.1%
10,000	(1)	Coach, Inc.	355,700
		TRANSPORTATION-RAIL--1.7%
45,000		Burlington Northern Santa Fe Corp.	4,614,750
		UTILITY-ELECTRIC POWER--2.5%
20,000		American Electric Power Co., Inc.	892,600
100,000		Black Hills Corp.	3,901,000
35,000		MDU Resources Group, Inc.	1,010,450
35,000		Puget Energy, Inc.	952,350
		TOTAL	6,756,400
		UTILITY-TELEPHONE--1.1%
75,000		AT&T, Inc.	2,903,250
		WIRELESS COMMUNICATIONS--0.9%
80,000		Nokia Oyj, Class A, ADR	2,405,600
TOTAL COMMON STOCKS (IDENTIFIED COST $232,678,259)			258,102,203
COMMERCIAL PAPER--2.9%
		FINANCE - CONSUMER LOANS--2.9%
$8,000,000	(2)	American General Finance Inc., CP, 2.51%, 5/6/2008 (AT AMORTIZED COST)	$7,997,255
MUTUAL FUND--1.5%
4,036,870	(3)	(4) Prime Obligations Fund, Institutional Shares, 2.87% (AT NET ASSET VALUE)	4,036,870
TOTAL INVESTMENTS --- 98.8% (IDENTIFIED COST $244,712,384)(5)			270,136,328
OTHER ASSETS AND LIABILITIES – NET – 1.2%(6)			3,187,159
TOTAL NET ASSETS --- 100%			$273,323,487

(1)	Non-income producing security.
(2)	Reflects potential extension period.
(3)	Affiliated company.
(4)	7-Day net yield.
(5)
At April 30, 2008, the cost of investments for federal tax purposes was $244,712,384.  The net unrealized appreciation of investments for federal tax purposes was $25,423,944.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $29,952,306 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,528,362.

(6)	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:
•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Shares of other mutual funds are valued based upon their reported NAVs.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. The Fund normally uses mid evaluations (a price evaluation indicative of a price between the price bid and asked for an investment) for fixed-income securities. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$262,139,073
Level 2 – Other Significant Observable Inputs	7,997,255
Level 3 – Significant Unobservable Inputs	0
Total	$270,136,328

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
REIT	--Real Estate Investment Trust

Wesmark Small Company Growth Fund

Portfolio of Investments

April 30, 2008 (unaudited)

Shares			Value
COMMON STOCKS--93.9%
		AEROSPACE/DEFENSE--11.2%
20,000	(1)	BE Aerospace, Inc.	$807,200
25,000		Curtiss Wright Corp.	1,187,250
30,000		DRS Technologies, Inc.	1,873,200
40,000	(1)	MOOG, Inc., Class A	1,724,400
		TOTAL	5,592,050
		BANKS-SOUTHEAST--1.0%
10,000		Bank of the Ozarks, Inc.	249,500
5,000		First South Bancorp, Inc.	111,700
5,000	(1)	Pinnacle Financial Partners, Inc.	135,500
		TOTAL	496,700
		BANKS-SOUTHWEST--0.9%
10,000		First Financial Bankshares, Inc.	449,900
		BUILDING-HEAVY CONSTRUCTION--6.7%
30,000		Chicago Bridge & Iron Co., N.V.	1,195,200
20,000	(1)	Jacobs Engineering Group, Inc.	1,726,600
10,000	(1)	Layne Christensen Co.	426,700
		TOTAL	3,348,500
		BUSINESS INFORMATION--0.7%
5,000	(1)	IHS, Inc., Class A	330,250
		BUSINESS SERVICES--4.7%
7,000	(1)	FTI Consulting, Inc.	448,000
25,000		Global Payments, Inc.	1,106,500
25,000	(1)	Informatica Corp.	399,000
5,000	(1)	Portfolio Recovery Associates, Inc.	220,050
8,000	(1)	TeleTech Holdings, Inc.	183,440
		TOTAL	2,356,990
		CHEMICAL-SPECIALTY--0.7%
10,000	(1)	Rockwood Holdings, Inc.	369,100
		CHEMICAL-DIVERSIFIED--1.9%
20,000		Airgas, Inc.	962,600
		COMPUTER - INTEGRATED SYSTEMS—1.0%
35,000	(1)	Radiant Systems, Inc.	472,150
		COMPUTER SERVICES--1.3%
30,000		Heartland Payment Systems, Inc.	657,000
		COMPUTERS-EQUIPMENT--1.1%
15,000	(1)	Zebra Technologies Corp., Class A	551,250
		ELECTRONIC COMPONENTS-SEMICONDUCTOR--1.8%
20,000	(1)	Atheros Communications	532,400
20,000	(1)	Silicon Motion Technology Corp., ADR	348,600
		TOTAL	881,000
		ENGINEERING SERVICES--1.2%
15,000	(1)	URS Corp.	605,100
		FINANCE – COMMERCIAL SERVICES—0.2%
3,000	(1)	Wright Express Corp.	99,000
		FINANCE - INVESTMENT BANKER/BROKER--1.4%
15,000	(1)	Investment Technology Group, Inc.	723,900
		FINANCE-INVESTMENT MANAGEMENT--0.4%
5,000	(1)	Huron Consulting Group, Inc.	209,300
		FOOD - MAJOR DIVERSIFIED--1.2%
30,000	(1)	United Natural Foods, Inc.	594,000
		FOOD-MISCELLANEOUS/DIVERSIFIED--0.3%
5,000		Cal-Maine Foods, Inc.	147,750
		INFORMATION TECHNOLOGY SERVICES--1.0%
15,000	(1)	Synaptics, Inc.	509,100
		INSTRUMENTS-CONTROL--5.0%
15,000		Roper Industries, Inc.	931,800
44,000		Woodward Governor Co.	1,545,720
		TOTAL	2,477,520
		INSURANCE PROPERTY & CASUALTY--2.0%
30,000	(1)	Hallmark Financial Services, Inc.	324,900
14,000	(1)	Navigators Group, Inc.	686,000
		TOTAL	1,010,900
		LEISURE & RECREATION--0.6%
8,000	(1)	Life Time Fitness, Inc.	290,800
		MACHINERY-ELECTRICAL--2.1%
15,000	(1)	AZZ, Inc.	400,200
15,000	(1)	Powell Industries, Inc.	631,050
		TOTAL	1,031,250
		MACHINERY-GENERAL--2.5%
33,750		IDEX Corp.	1,238,287
		MACHINES - GENERAL INDUSTRIAL--7.0%
13,000		Flowserve Corp.	1,613,170
25,000		Nordson Corp.	1,475,750
22,000		Twin Disc, Inc.	396,660
		TOTAL	3,485,580
		MEDICAL APPLIANCES & EQUIPMENT--1.8%
20,000	(1)	Arthrocare Corp.	901,200
		MEDICAL INSTRUMENTS & SUPPLIES--1.4%
20,000	(1)	Mindray Medical International Ltd., ADR	680,000
		MEDICAL PRODUCTS & SUPPLY--1.0%
13,000	(1)	Kinetic Concepts, Inc.	515,580
		MEDICAL-BIOMEDICAL/GENETIC--0.4%
10,000	(1)	Qiagen NV	222,100
		MEDICAL-GENERIC DRUG--0.3%
10,000	(1)	Mylan Laboratories, Inc.	131,700
		MEDICAL-HMO--0.4%
5,000	(1)	Coventry Health Care, Inc.	223,650
		METAL PROCESSORS & FABRICATION--0.9%
15,000		Sun Hydraulics Corp.	452,700
		OIL & GAS DRILLING--2.4%
100,000	(1)	Parker Drilling Co.	802,000
10,000		Rowan Cos., Inc.	389,900
		TOTAL	1,191,900
		OIL COMP-EXPLORATION & PRODUCTION--4.2%
5,000		Cimarex Energy Co.	311,500
38,000	(1)	Quicksilver Resources, Inc.	1,576,620
5,000	(1)	Sandridge Energy, Inc.	225,900
		TOTAL	2,114,020
		OIL FIELD SERVICES--4.5%
1,000	(1)	Core Laboratories NV	125,280
50,000	(1)	Pride International, Inc.	2,122,500
		TOTAL	2,247,780
		OIL FIELD-MACHINERY & EQUIPMENT--4.9%
15,000	(1)	Dresser-Rand Group, Inc.	548,550
28,000	(1)	FMC Technologies, Inc.	1,881,600
		TOTAL	2,430,150
		PROTECTION-SAFETY--1.3%
17,000		Mine Safety Appliances Co.	631,890
		REIT-EQUITY--1.0%
10,000		Duke Realty Corp.	244,200
5,000		Health Care REIT, Inc.	242,250
		TOTAL	486,450
		REIT-MORTGAGE--0.3%
10,000		Chimera Investment Corp.	138,700
		RETAIL-APPAREL & SHOES--0.2%
5,000	(1)	Iconix Brand Group, Inc.	79,600
		RETAIL-AUTO PARTS--0.2%
3,000		Advance Auto Parts, Inc.	104,040
		RETAIL-CONVENIENCE STORE--1.3%
30,000		Casey's General Stores, Inc.	663,900
		RETAIL-ECOMMERCE--0.5%
15,000	(1)	Gaiam, Inc.	264,000
		RETAIL-WHOLESALE COMPUTERS--0.1%
2,000	(1)	Tech Data Corp.	67,220
		STEEL-SPECIALTY--0.5%
4,000	(1)	Haynes International, Inc.	250,600
		TELECOMMUNICATIONS EQUIPMENT--2.2%
20,000		Harris Corp.	1,080,600
		TRANSPORTATION-EQUIPMENT & LEASING--0.4%
5,000		Wabtec Corp.	214,400
		UTILITY-ELECTRIC POWER--2.3%
30,000		Black Hills Corp.	1,170,300
		WASTE MANAGEMENT--3.5%
12,000	(1)	Clean Harbors, Inc.	791,640
30,000	(1)	Waste Connections, Inc.	962,100
		TOTAL	1,753,740
TOTAL COMMON STOCKS (IDENTIFIED COST $41,095,214)			46,906,197
MUTUAL FUND--4.5%
2,272,752	(2)	(3) Prime Obligations Fund, Institutional Shares, 2.87% (AT NET ASSET VALUE)	2,272,752
TOTAL INVESTMENTS --- 98.4% (IDENTIFIED COST $43,367,966)(4)			49,178,949
OTHER ASSETS AND LIABILITIES – NET – 1.6%(5)			791,760
TOTAL NET ASSETS --- 100%			$49,970,709

(1)	Non-income producing security.
(2)	Affiliated company.
(3)	7-Day net yield.
(4)
At April 30, 2008, the cost of investments for federal tax purposes was $43,367,966.  The net unrealized appreciation of investments for federal tax purposes was $5,810,983.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,486,576 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,675,593.

(5)	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:
•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Shares of other mutual funds are valued based upon their reported NAVs.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. The Fund normally uses mid evaluations (a price evaluation indicative of a price between the price bid and asked for an investment) for fixed-income securities. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$49,178,949
Level 2 – Other Significant Observable Inputs	0
Level 3 – Significant Unobservable Inputs	0
Total	$49,178,949

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
REIT	--Real Estate Investment Trust

Wesmark West Virginia Municipal Bond Fund

Portfolio of Investments

April 30, 2008 (unaudited)

Principal Amount or Shares			Value
MUNICIPAL BONDS—95.9%
		WEST VIRGINIA—95.9%
$825,000		Berkeley County, WV Building Commission Lease, Judicial Center Project-(Series A), 4.70% (MBIA Insurance Corp. INS), 12/1/2024	$871,349
230,000		Berkeley County, WV Public Service Sewer District, (Series A) Refunding Revenue Bonds, 4.35%, 10/1/2019	216,625
240,000		Berkeley County, WV Public Service Sewer District, (Series A) Refunding Revenue Bonds, 4.40%, 10/1/2020	225,770
700,000		Berkeley County, WV Public Service Sewer District, (Series A) Refunding Revenue Bonds, 4.65% (Original Issue Yield: 4.78%), 3/1/2037	608,048
400,000		Berkeley County, WV Public Service Sewer District, (Series A) Refunding Revenue Bonds, 4.65%, 10/1/2025	370,308
135,000		Berkeley County, WV Public Service Sewer District, (Series B) Refunding Revenue Bonds, 4.80%, 10/1/2025	127,379
355,000		Charles Town, WV, Refunding Revenue Bonds, 5.00% (Original Issue Yield: 5.15%), 10/1/2013	361,496
340,000		Charles Town, WV, Refunding Revenue Bonds, 5.00%, 10/1/2012	347,205
500,000		Charleston, WV Civic Center Revenue, Improvements, 6.25%, 12/1/2015	518,675
1,200,000		Charleston, WV Urban Renewal Authority, Refunding Revenue Bonds, 5.30% (FSA INS)/ (Original Issue Yield: 5.274%), 12/15/2022	1,267,056
1,240,000		Charleston, WV, GO UT, 7.20%, 10/1/2008	1,266,412
1,000,000		Clarksburg, WV, Revenue Bonds, 5.25% (FGIC INS), 9/1/2019	1,057,470
1,460,000		Fairmont, WV State College, Revenue Bonds (Series A), 5.00% (FGIC INS 6/1/2013@100), 6/1/2032	1,459,942
500,000		Fairmont, WV Waterworks, (Series 1999), 5.25% (AMBAC INS), 7/1/2017	517,625
1,235,000		Fairmont, WV Waterworks, Water Utility Improvement Revenue Bonds, 5.00% (AMBAC INS), 7/1/2019	1,268,320
1,240,000		Grant County, WV County Commission, Refunding Revenue Bonds, 5.35% (Original Issue Yield: 5.349%), 10/1/2019	1,249,424
420,000		Jackson County, WV, Revenue Bonds, 7.375% (GTD by U.S. Government), 6/1/2010	461,399
1,055,000		Kanawha County, WV Building Community, Judicial Annex Lease-(Series A), 5.00%, 12/1/2018	1,073,167
1,000,000		Marshall County, WV Board of Education, GO UT, 5.00% (Original Issue Yield: 4.57%), 5/1/2022	1,053,320
1,000,000		Mason County WV PCRBs, Appalachian Power Co. Project-(Series L), 5.500%, 10/1/2022	979,020
1,085,000		Monongalia County, WV Board of Education, GO UT, 6.00% (MBIA Insurance Corp. INS)/ (Original Issue Yield: 3.81%), 5/1/2010	1,160,646
1,135,000		Monongalia County, WV Board of Education, GO UT, 6.00%, 5/1/2011	1,241,066
500,000		Monongalia County, WV Building Commission Monongalia, Revenue Bonds (Series A), 5.25%, 7/1/2035	456,805
525,000		Monongalia County, WV Building Commission, Revenue Bonds (Series A), 5.25%, 7/1/2035	486,376
1,265,000		Monongalia County, WV Building Commission, Revenue Bonds, 5.25%, 7/1/2020	1,269,402
350,000		Ohio County, WV Board of Education, GO UT, 5.00% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.25%), 6/1/2013	357,655
785,000		Ohio County, WV Board of Education, GO UT Refunding Bonds, 5.125% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.375%), 6/1/2018	801,736
1,000,000		Ohio County, WV Board of Education, GO UT, 5.00% (Original Issue Yield: 5.25%), 6/1/2013	1,021,840
750,000		Ohio County, WV County Commission, Tax Allocation, 5.35% (Fort Henry Centre Financing District A), 6/1/2017	775,313
500,000		Parkersburg, WV Waterworks & Sewer Systems, Refunding Revenue Bonds (Series A), 4.50% (FGIC LOC 8/1/2015@100), 8/1/2022	487,635
500,000		Parkersburg, WV Waterworks & Sewer Systems, Refunding Revenue Bonds (Series A), 5.00%, 8/1/2019	516,260
1,000,000		Pleasants County, WV County Commission, PCR Refunding Revenue Bonds (Series 2007F), 5.25% (Allegheny Energy Supply Company LLC), 10/15/2037	951,140
1,155,000		Pleasants County, WV PCR, (Refunding Revenue Bonds), 5.30%, 12/1/2008	1,156,848
1,795,000		Raleigh, Fayette & Nicholas Counties, WV, Refunding Bonds, 6.25% (GTD by U.S. Government)/(Original Issue Yield: 6.60%), 8/1/2011	1,950,465
1,310,000		Randolph County, WV, Refunding Revenue Bonds, 5.20% (Davis Health Systems, Inc.)/(FSA INS), 11/1/2015	1,403,652
500,000		Shepherd University Board, Revenue Bonds, 4.50% (Original Issue Yield: 4.63%), 6/1/2027	495,555
680,000		Weirton, WV Municipal Hospital Building, Revenue Bonds (Series A), 5.25% (Weirton Medical Center, Inc.)/(Original Issue Yield: 5.31%), 12/1/2011	698,795
500,000		West Liberty State College, WV, 4.80%, 6/1/2012	501,210
570,000		West Virginia EDA, (Series A), 5.00% (Original Issue Yield: 4.25%), 3/1/2019	589,984
580,000		West Virginia EDA, 4.75%, 11/1/2012	618,170
1,000,000		West Virginia EDA, 5.00% (AMBAC INS)/(Original Issue Yield: 5.09%), 7/15/2022	1,027,010
920,000		West Virginia EDA, Revenue Bonds, 4.50% (Original Issue Yield: 4.66%), 6/1/2020	919,623
860,000		West Virginia EDA, Revenue Bonds, 4.75%, 6/1/2022	864,592
1,000,000		West Virginia EDA, Revenue Bonds, 5.50% (MBIA Insurance Corp. INS), 6/1/2016	1,082,510
2,315,000		West Virginia Higher Education, Revenue Bonds (Series B), 5.00%, 4/1/2018	2,434,639
2,000,000		West Virginia Higher Education, Revenue Bonds, 5.00% (MBIA Insurance Corp. INS), 4/1/2012	2,129,520
2,000,000		West Virginia School Building Authority, 5.25% (MBIA Insurance Corp. INS), 7/1/2012	2,175,040
750,000		West Virginia State Building Commission, Refunding Revenue Bonds, WV Regal Jail (Series A), 5.375%, 7/1/2018	818,715
1,000,000		West Virginia State Building Commission Lease, Refunding Revenue Bonds, (Series A), 5.25% (AMBAC INS), 7/1/2012	1,068,700
1,500,000		West Virginia State Building Commission Lease, Refunding Revenue Bonds, 5.375% (AMBAC INS)/(Original Issue Yield: 5.04%), 7/1/2021	1,644,120
605,000		West Virginia State Hospital Finance Authority, PRF Revenue Bonds, 6.75% (Charleston Area Medical Center)/(GTD by U.S. Government 9/1/2010@101)/(Original Issue Yield: 6.89%), 9/1/2022	668,356
1,070,000		West Virginia State Hospital Finance Authority, Refunding Revenue Bonds, 5.50% (West Virginia Veterans Nursing Home), 3/1/2019	1,041,420
300,000		West Virginia State Hospital Finance Authority, Revenue Bonds, (Series A), 4.50% (Original Issue Yield: 4.68%), 6/1/2026	285,012
1,000,000		West Virginia State Housing Development Fund, (Series A), 5.05%, 11/1/2014	1,015,910
900,000		West Virginia State Housing Development Fund, (Series A), 4.90% (Original Issue Yield: 4.899%), 11/1/2014	923,571
1,000,000		West Virginia State Housing Development Fund, Refunding Revenue Bonds (Series A), 5.10%, 11/1/2015	1,015,780
395,000	[1]	West Virginia State, 5.00%, 11/1/2021	203,836
720,000		West Virginia State, Revenue Bonds (Series A), 5.00% (Marshall University)/(Original Issue Yield: 5.17%), 5/1/2020	731,117
1,250,000		West Virginia State, Revenue Bonds (Series A), 5.00% (Marshall University)/(Original Issue Yield: 5.19%), 5/1/2021	1,265,450
1,000,000		West Virginia University, Revenue Improvement Bonds, WV University Projects (Series C), 5.00%, 10/1/2026	1,004,320
500,000		West Virginia University, Revenue Refunding Bonds, WV University Projects (Series B), 5.00%, 10/1/2021	517,735
1,000,000		West Virginia University, (Series A), 5.50% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.08%), 4/1/2016	1,117,320
1,205,000	[1]	West Virginia University, 5.855%, 4/1/2028	424,244
1,000,000		West Virginia University, 5.00% (FGIC INS), 10/1/2034	997,050
500,000		West Virginia University, Refunding Revenue Bonds, 5.00% (AMBAC INS 5/1/2008@101)/ (Original Issue Yield: 5.22%), 5/1/2017	505,040
1,000,000		West Virginia University, Revenue Bonds (Series B), 5.00% (AMBAC INS 5/1/2008@101)/ (Original Issue Yield: 5.19%), 5/1/2015	1,010,080
2,000,000		West Virginia Water Development Authority, (Series A), 4.40% (AMBAC INS)/(Original Issue Yield: 4.47%), 10/1/2018	2,028,200
400,000		West Virginia Water Development Authority, (Series A), 5.375% (FSA INS 10/1/2010@100)/ (Original Issue Yield: 5.40%), 10/1/2015	427,072
985,000		West Virginia Water Development Authority, (Series A), 5.50% (FSA INS 10/1/2010@100)/ (Original Issue Yield: 5.65%), 10/1/2020	1,054,531
1,000,000		West Virginia Water Development Authority, Refunding Revenue Bonds (Series B), 5.00% (AMBAC INS)/(Original Issue Yield: 5.03%), 11/1/2029	1,007,720
900,000		West Virginia Water Development Authority, Refunding Revenue Bonds (Series C-II), 4.25% (Original Issue Yield: 4.40%), 11/1/2026	827,298
1,000,000		West Virginia Water Development Authority, Refunding Revenue Bonds (Series A-II), 5.00%, 11/1/2025	1,008,710
1,000,000		West Virginia Water Development Authority, Revenue Bonds (Series B-IV), 5.125%, 11/1/2024	1,028,520
650,000		West Virginia Water Development Authority, Revenue Bonds Loan Program IV (Series B-IV), 4.75% (Original Issue Yield: 4.80%), 11/1/2035	630,578
1,090,000		West Virginia Water Development Authority, Revenue Bonds (Series A), 4.75% (West Virginia Infrastructure Jobs), 10/1/2023	1,120,422
500,000		West Virginia Water Development Authority, Revenue Bonds (Series A), 5.00% (FSA INS), 11/1/2019	533,805
500,000		Wheeling, WV Waterworks & Sewer Systems, (Series A) Revenue Bonds, 4.25% (FSA LOC 6/1/2016@100)/(Original Issue Yield: 4.38%), 6/1/2026	479,840
500,000		Wheeling, WV Waterworks & Sewer Systems, (Series A) Revenue Bonds, 4.75% (FSA LOC 6/1/2016@100), 6/1/2036	495,385
TOTAL MUNICIPAL BONDS (IDENTIFIED COST $68,824,314)			69,773,354
MUTUAL FUND--2.9%
2,131,052	(2)	(3) Prime Obligations Fund, Institutional Shares, 2.87% (AT NET ASSET VALUE)	2,131,052
TOTAL INVESTMENTS – 98.8% (IDENTIFIED COST $70,955,366)(4)			71,904,406
OTHER ASSETS AND LIABILITIES – NET – 1.2%(5)			878,848
TOTAL NET ASSETS – 100%			$72,783,254

At April 30, 2008, the Fund holds no securities that are subject to the federal alternative minimum tax.

(1)	Zero coupon bond, reflects effective rate at time of purchase.
(2)	Affiliated company.
(3)	7-Day net yield.
(4)
At April 30, 2008, the cost of investments for federal tax purposes was $70,855,218. The net unrealized appreciation of investments for federal tax purposes was $1,049,188. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,688,431 and net unrealized depreciation from investments for those securities having an excess of cost over value of $639,243.

(5)	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:
•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Shares of other mutual funds are valued based upon their reported NAVs.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. The Fund normally uses mid evaluations (a price evaluation indicative of a price between the price bid and asked for an investment) for fixed-income securities. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$2,131,052
Level 2 – Other Significant Observable Inputs	69,773,354
Level 3 – Significant Unobservable Inputs	0
Total	$71,904,406

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
EDA	--Economic Development Authority
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
INS	--Insured
LOC	--Letter of Credit
PCR	--Pollution Control Revenue
PCRBs	--Pollution Control Revenue Bonds
PRF	--Prerefunded
UT	--Unlimited Tax

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Wesmark Funds

By	/S/ Richard N. Paddock
Richard N. Paddock, Principal Financial Officer

Date	June 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ Charles L. Davis, Jr.
Charles L. Davis, Jr., Principal Executive Officer

Date	June 23, 2008

By	/S/ Richard N. Paddock
Richard N. Paddock, Principal Financial Officer

Date	June 23, 2008